Document and Entity Information	3 Months Ended
	Jun. 30, 2011	Jul. 08, 2011
Document and Entity Information
Entity Registrant Name	Giggles N' Hugs, Inc.
Document Type	10-Q
Document Period End Date	Jun. 30, 2011
Amendment Flag	false
Entity Central Index Key	0001381435
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding		52,153,358
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	No
Entity Voluntary Filers	Yes
Entity Well-known Seasoned Issuer	No
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	Q2